UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%
	Shares	Value

CONSUMER DISCRETIONARY — 15.5%
Comcast, Cl A	36,640	$1,995,048
Garmin	23,450	1,056,423
Home Depot	16,740	1,286,469
Omnicom Group	14,100	1,023,378
Time Warner	21,190	1,331,368
Tupperware Brands	17,170	1,345,441
Walt Disney	14,950	1,085,519
Wyndham Worldwide	18,400	1,305,296

		10,428,942

CONSUMER STAPLES — 13.7%
B&G Foods	40,150	1,315,715
Colgate-Palmolive	21,650	1,325,629
Hershey	15,060	1,496,964
Kimberly-Clark	11,910	1,302,597
Mead Johnson Nutrition, Cl A	16,920	1,300,979
Mondelez International, Cl A	38,530	1,261,858
PepsiCo	14,880	1,195,757

		9,199,499

ENERGY — 7.1%
Enterprise Products Partners (A)	13,680	908,078
National Oilwell Varco	17,660	1,324,677
Phillips 66	22,190	1,621,867
Suncor Energy	27,290	895,931

		4,750,553

FINANCIALS — 9.4%
American Capital Agency REIT	50,490	1,057,765
Arbor Realty Trust REIT	149,650	1,028,096
JPMorgan Chase	18,450	1,021,392
MetLife	22,030	1,080,571
Raymond James Financial	21,690	1,104,238
State Street	14,900	997,555

		6,289,617

HEALTH CARE — 19.0%
Abbott Laboratories	36,840	1,350,554
AbbVie	41,080	2,022,368
Amgen	11,700	1,391,715
Bristol-Myers Squibb	35,570	1,777,433
CR Bard	8,720	1,130,025
GlaxoSmithKline ADR	18,020	928,751
Pfizer	62,640	1,904,256
Teva Pharmaceutical Industries ADR	50,330	2,246,228

		12,751,330

INDUSTRIALS — 7.7%
General Electric	53,940	1,355,512
Macquarie Infrastructure	28,500	1,574,625
Watsco	10,500	993,510

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
WW Grainger	5,170	$1,212,262

		5,135,909

INFORMATION TECHNOLOGY — 11.8%
Analog Devices	30,510	1,472,718
Apple	4,460	2,232,676
Automatic Data Processing	18,175	1,392,205
Equinix *	7,410	1,372,332
Jack Henry & Associates	26,290	1,466,456

		7,936,387

MATERIALS — 8.0%
Air Products & Chemicals	10,830	1,138,666
Eastman Chemical	16,830	1,312,067
Packaging Corp of America	23,740	1,533,604
Rockwood Holdings	20,410	1,398,697

		5,383,034

UTILITIES — 2.0%
American Water Works	32,300	1,375,011

TOTAL COMMON STOCK (Cost $53,429,966)		63,250,282

SHORT-TERM INVESTMENT (B) — 3.7%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $2,490,272)	2,490,272	2,490,272

TOTAL INVESTMENTS — 97.9% (Cost $55,920,238)†		$65,740,554

Percentages are based on Net Assets of $67,157,272.
*	Non-income producing security.

(A) Security considered Master Limited Partnership. The total value of such security as of January 31, 2014 was $908,078 or 1.4% of Net Assets.

(B) The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl —  Class

REIT —  Real Estate Investment Trust

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $55,920,238, and the unrealized appreciation and depreciation were $10,260,735 and $(440,419), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
DIVIDEND GROWTH FUND
JANUARY 31, 2014 (Unaudited)

As of January 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WCM-QH-002-0200

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JANUARY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value

CONSUMER DISCRETIONARY — 16.7%
Amazon.com *	9,965	$3,574,346
BorgWarner	52,000	2,792,400
Comcast, Cl A	80,595	4,388,398
Home Depot	44,520	3,421,362
Johnson Controls	53,850	2,483,562
priceline.com *	4,103	4,697,484
Starbucks	28,060	1,995,627
VF	43,360	2,534,392
Viacom, Cl B	41,050	3,370,205
Walt Disney	54,470	3,955,066

		33,212,842

CONSUMER STAPLES — 6.4%
Costco Wholesale	31,190	3,504,508
Hershey	37,650	3,742,410
Mondelez International, Cl A	106,780	3,497,045
Whole Foods Market	38,180	1,995,287

		12,739,250

ENERGY — 5.7%
Halliburton	63,920	3,132,719
National Oilwell Varco	43,600	3,270,436
Suncor Energy	66,990	2,199,282
Valero Energy	53,030	2,709,833

		11,312,270

FINANCIALS — 5.5%
American International Group	73,030	3,502,519
American Tower REIT, Cl A	22,960	1,857,005
JPMorgan Chase	50,680	2,805,645
State Street	43,060	2,882,867

		11,048,036

HEALTH CARE — 21.5%
AbbVie	57,850	2,847,955
Actavis *	26,400	4,989,072
Amgen	23,220	2,762,019
Bristol-Myers Squibb	89,300	4,462,321
Cardinal Health	52,020	3,538,400
Celgene *	50,460	7,666,388
Cooper	27,850	3,461,198
Jazz Pharmaceuticals *	5,450	826,547
Teva Pharmaceutical Industries ADR	145,520	6,494,558
Thermo Fisher Scientific	50,100	5,768,514

		42,816,972

INDUSTRIALS — 15.7%
AMETEK	71,140	3,515,739
Caterpillar	34,500	3,239,895
CSX	114,990	3,094,381
Danaher	47,410	3,526,830

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JANUARY 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Nielsen Holdings	71,560	$3,026,272
PACCAR	33,500	1,876,000
Precision Castparts	18,380	4,682,305
Tyco International	98,590	3,991,909
United Technologies	38,245	4,360,695

		31,314,026

INFORMATION TECHNOLOGY — 19.6%
Apple	16,765	8,392,559
eBay *	30,350	1,614,620
EMC	58,100	1,408,344
F5 Networks *	11,100	1,187,700
Facebook, Cl A *	61,600	3,854,312
Google, Cl A *	8,213	9,699,307
QUALCOMM	41,240	3,060,833
Salesforce.com *	75,820	4,589,384
Visa, Cl A	23,995	5,169,243

		38,976,302

MATERIALS — 6.1%
Ecolab	28,550	2,870,417
FMC	44,890	3,170,581
Monsanto	34,150	3,638,682
PPG Industries	14,080	2,567,629

		12,247,309

TOTAL COMMON STOCK (Cost $141,104,425)		193,667,007

SHORT-TERM INVESTMENT (A) — 2.7%
Fidelity Institutional Money Market Funds – Prime Money Market Portfolio, 0.010% (Cost $5,454,979)	5,454,979	5,454,979

TOTAL INVESTMENTS — 99.9% (Cost $146,559,404)†		$199,121,986

Percentages are based on Net Assets of $199,313,628.
*	Non-income producing security.

(A) The rate reported is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $146,559,404, and the unrealized appreciation and depreciation were $53,249,265 and $(686,683) respectively.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
LARGE CAP GROWTH FUND
JANUARY 31, 2014 (Unaudited)

As of January 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities and there were no Level 3 securities held by the Fund.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WCM-QH-001-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014